Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Nov. 30, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Mar. 03, 2022 CNY (¥) shares	May 07, 2020 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	Apr. 08, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Apr. 07, 2023 shares	Jun. 02, 2022 shares	Aug. 03, 2021 shares	Mar. 25, 2021 shares
Shareholders’ Equity [Line Items]
SPAC Transaction, description					The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.
Gross proceeds (in Yuan Renminbi) | ¥							¥ 664,670
Preferred stock, shares issued									50,000,000
Shares issued									636,691		995,118	2,700,000
Shares outstanding									773,874
Convertible promissory note (in Yuan Renminbi) | ¥			¥ 180,000
Converted ordinary shares			5.13
Fair value amount (in Yuan Renminbi) | ¥									¥ 127,000
Aggregate common shares	119,725	794,120
Treasury stock, per shares (in Dollars per share) | $ / shares	$ 3.2
Exercise price (in Dollars per share) | $ / shares				$ 11.5	$ 11.5
Warrants expiration date									Feb. 05, 2024
Warrants exercisable, shares									3,011,850
Weighted average life					36 days
Receipt of cash payament (in Dollars) | $					$ 100
Unit purchase option (in Dollars) | $					$ 1,286,000
Expected volatility, percentage					35.00%
Rsk-free interest rate, percentage					2.44%
Expected life					5 years
Earn-out shares					3,540,960
Earn-out liability (in Yuan Renminbi) | ¥									¥ 200,100
Earn-out liability, description						As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company.	As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company.
Issuances total									82.72%
Issuance total									9,960
Total shares									487,314
Shares forfeited					21,206
Shares vested					434,093
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding and exercisable									6,023,700
Warrants per share price (in Dollars per share) | $ / shares										$ 0.01
Ordinary per share price (in Dollars per share) | $ / shares					$ 16.5
Warrants expiration date									Feb. 05, 2024
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Public warrants, shares					5,653,700
Private Placement [Member]
Shareholders’ Equity [Line Items]
Private warrants, shares					270,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued						36,684,668			38,113,879
Ordinary shares									2,625,058
Shares issued			3,898,511						38,113,879		507,804	540,960		540,960
Treasury stock, per shares (in Dollars per share) | $ / shares		$ 3.01
Class A Ordinary Shares [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued												3,240,960		3,540,960
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued						2,925,058			2,925,058
Ordinary shares									2,625,058
Shares issued												300,000
Shares outstanding									2,925,058
Class B Ordinary Shares [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued												300,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary stock, shares outstanding									100,000
White Lion Capital LLC [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued							108,230
Options Held [Member]
Shareholders’ Equity [Line Items]
Unit purchase option, description					the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 100,000 warrants and 110,000 shares. As of December 31, 2023, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 0.1 years and expiring on February 5, 2024.
Forecast [Member]
Shareholders’ Equity [Line Items]
Shares issued								403,089
Issued								403,089
Forecast [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued								403,089
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Shares issued							2,053,783						2,053,783
Shares outstanding						716,956	2,053,783
Shares forfeited					512,217	72,713
Shares vested						1,325,614
Weiliantong [Member]
Shareholders’ Equity [Line Items]
Shares issued											487,314
Total cash equivalent (in Yuan Renminbi) | ¥									¥ 20,800
Issuances total									82.72%
Issuance total									403,089
Weiliantong [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Achieved percentage						100.00%
Weiliantong [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued									636,691
BeeLive [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Achieved percentage						93.87%
Weilaijin [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued									636,691
Total cash equivalent (in Yuan Renminbi) | ¥									¥ 20,800
SPAC [Member]
Shareholders’ Equity [Line Items]
Issued														3,000,000
Business Combination [Member]
Shareholders’ Equity [Line Items]
Per share price (in Dollars per share) | $ / shares										$ 2.98